UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 96.65%

Corporate-Backed 3.80%

Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$1,500	$1,549,110
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,579,206
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	4,085,000
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,330,280
CA Pollutn Ctrl Fing Auth Browning Ferris Indl Inc Ser A AMT	5.80%	12/1/2016	BBB		1,600	1,606,208
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AAA		3,500	3,731,140
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,002,165
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	1,023,160
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,854,858
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		500	511,195
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	769,433
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,027,720
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(c)	6.20%	9/1/2020	NR		400	128,000
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,147,880
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,655,900
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	999,920
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3		1,000	1,012,840
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,098,400
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,778,900
OH St Wtr Dev Auth Solid Wst Allied Wst NA Inc Pj Ser A AMT	5.15%	7/15/2015	BBB		250	252,770
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,450,424
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB		2,500	2,823,825
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A		500	544,870
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		150	146,893
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		250	230,990
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	Caa2		2,500	2,485,975
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,000	919,710
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,648,850

Total						60,395,622

Education 7.21%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A		1,760	1,946,736
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+		250	266,280
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,217,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A	$150	$161,647
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	A1	610	639,280
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,646,323
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,311,247
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	578,980
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,072,530
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,180,020
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,022,190
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	546,210
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	5,110	5,177,708
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,105,950
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A	500	541,290
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,019,474
Delaware Cnty PA Auth Univ Rev Villanova Univ (NPFGC)(FGIC)	5.00%	8/1/2010	A1	200	200,622
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,963,747
IL Edl Facs Auth Rev Northwestern Univ	5.50%	12/1/2013	AAA	300	326,643
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,327,937
IL Fin Auth Rev Inst Tech	6.50%	2/1/2023	Baa2	2,000	2,172,100
IL Fin Auth Rev Inst Tech Ser A	5.00%	4/1/2016	Baa2	2,000	2,083,780
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,714,125
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,766,700
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,390,417
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,830	2,740,487
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,191,022
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,074,394
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,106,600
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	745,050
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	526,085
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,144,961
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,542,345
NJ St Higher Ed Assist Auth Ser 1A	5.00%	12/1/2018	AA	3,985	4,311,212
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	3,055	3,292,312
NY St Dorm Auth Rev Non St Supp Debt St Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	A	2,500	2,616,150
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,449,933
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,181,046
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	250	255,110
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,176,470
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,812,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	$3,450	$4,019,561
Pierce Cnty WA Sch Dist No 416 White River (AGM)	5.00%	12/1/2015	Aa1	250	286,842
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,051,352
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,576,050
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,763,700
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,672,163
Univ of AR Rev Fac Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa2	350	397,428
Univ of CO Entrprse Sys Ser A	5.00%	6/1/2018	Aa2	1,250	1,436,075
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,116,080
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,000	2,320,560
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,894,850
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AAA	3,980	4,356,946

Total					114,436,915

General Obligation 14.58%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	Aa1	500	545,460
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A1	875	1,000,580
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A1	730	844,187
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,030,733
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,528,108
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,113,230
Boone McHenry & DeKalb Cntys IL Comnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,611,125
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,632,230
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,224,212
CA St	5.00%	8/1/2018	A1	3,000	3,265,650
CA St (AGM)	5.00%	8/1/2016	AAA	2,000	2,215,540
CA St Var Purp	5.25%	10/1/2020	A1	10,000	10,989,100
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,542,063
Chesterfield Cnty SC Sch Dist (AGM)	5.375%	3/1/2018	AAA	2,050	2,217,833
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,988,525
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AAA	1,415	1,581,262
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,825,421
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,577,857
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	1,984,539
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	Aa2	675	792,868
Detroit MI Dist St Aid	5.00%	11/1/2018	AA-	3,320	3,574,710
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,882,550
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,139,380
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aaa	500	555,465
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,278,640
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,146,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Hemet CA Unif Sch Dist 2002 Election Ser C (NPFGC)	5.00%	8/1/2011	A	$200	$208,948
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A2	10,000	10,813,000
HI St Ser DR ETM	5.00%	6/1/2018	Aa2	1,840	2,175,211
HI St Unref Bal Ser DR	5.00%	6/1/2018	Aa1	3,160	3,693,629
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,372,374
Houston TX Pub Impt Ser A	5.00%	3/1/2022	AA	7,285	8,123,212
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,827,450
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	4,952,712
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,519,218
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,323,970
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,824,893
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	Aa3	250	272,105
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AAA	2,730	2,969,831
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,882,900
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	AAA	4,125	4,755,300
KY St Ppty & Bldgs Commn Pj No 89 (AGM)	5.00%	11/1/2014	AAA	2,000	2,271,020
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AAA	1,125	1,238,726
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,847,515
Lexington-Fayette Urban Cnty KY Govt Ser A	4.00%	2/1/2018	AA+	1,165	1,280,603
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	Aa2	500	548,105
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2014	AAA	1,045	1,142,916
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2015	AAA	1,090	1,191,544
MA St Ser C (AGM)	5.50%	12/1/2017	AAA	1,600	1,921,312
Maricopa Cnty AZ Sch Dist No 6 Washington Elem Sch Impt Pj of 2001 Ser B (AGM)	5.00%	7/1/2017	AAA	400	450,888
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,628,912
MD St Loc Facs Ln 2nd Ser A	5.00%	8/1/2015	AAA	1,450	1,689,888
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,033,976
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,635,209
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,676,148
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	Aa1	5,225	5,888,941
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,670,598
Middlesex Cnty NJ Impt Auth Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,154,423
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,143,160
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AAA	1,495	1,656,894
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,257,872
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AAA	2,000	2,315,720
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,142,370
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,891,373
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,795,850
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AAA	475	528,841
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,431,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	$1,920	$2,081,540
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	834,784
Oak Ridge TN	4.00%	6/1/2018	AA	2,120	2,300,751
Octorara PA Area Sch Dist Ser B (FSA)	5.00%	6/1/2019	AAA	2,890	3,275,786
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,329,791
Philadelphia PA (CIFG)	4.50%	8/1/2012	A1	250	260,172
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AAA	1,315	1,460,058
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	578,280
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,936,424
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,116,928
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,561,810
Puerto Rico Comwlth (FGIC)	5.50%	7/1/2012	A3	1,500	1,585,155
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AAA	3,000	3,159,210
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	A3	2,705	2,924,484
San Bernardino Cmnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	873,922
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,760,460
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,873,262
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,000	2,107,360
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AAA	500	568,835
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB	3,000	3,205,680
WA St Var Purp Ser 2010A	5.00%	8/1/2022	AA+	2,850	3,215,114
WA St Var Purp Ser A	5.00%	7/1/2016	AA+	3,100	3,584,344
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,322,980
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	300	336,744
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,584,280
WI St Ser 1 (NPFGC)	5.50%	5/1/2014	AA	1,000	1,150,740
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AAA	500	581,940
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AAA	1,000	1,103,710
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AAA	1,195	1,304,187
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,206,393

Total					231,421,068

Health Care 19.90%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB-	3,250	3,040,310
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	834,465
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	485	486,382
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,105,190
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,429,516
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	2,064,280
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,062,960
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,134,590
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,198,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

CA Hlth Facs Fing Auth Standford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3		$3,000	$3,060,150
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2		2,000	2,044,760
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2		2,245	2,263,678
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		250	236,360
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2019	A+		6,000	6,544,620
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB		1,600	1,718,208
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR		200	197,768
Charlotte-Mecklenburg Hosp Auth NC Carolina Hlthcare Ser A	5.25%	1/15/2023	AA-		2,895	3,189,364
Charlotte-Mecklenburg Hosp Auth NC Carolina Ser A	5.00%	1/15/2019	AA-		4,455	4,879,873
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,538,310
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		8,500	9,195,470
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2020	AA		1,925	2,074,130
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	6,982,778
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-		550	557,562
CT St Hlth & Edl Facs Auth Quinnipiac Univ Hlth & Ed K1 (NPFGC)	5.00%	7/1/2014	A		1,500	1,659,450
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	945,210
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AAA		1,000	1,015,120
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(a)	3,085	3,035,547
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,075,135
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,465	5,404,448
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(a)	3,535	3,619,840
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(a)	2,000	2,048,700
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	3,977,856
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser A	5.25%	12/1/2014	A		1,415	1,558,240
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,118,304
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		160	161,174
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3		2,070	2,281,326
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,332,581
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+		1,400	1,461,278
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA		1,000	1,035,560
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,049,950
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,121,740
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,221,240
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A-		1,000	1,086,430
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR		250	87,500
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AAA		2,000	2,156,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AAA	$2,000	$2,155,760
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa3	55	55,830
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	1,987,337
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,076,210
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%	11/15/2036	Aa1	4,600	4,807,506
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A3 Rmkt	5.00%	11/1/2027	Aa2	1,000	1,045,300
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	875	846,519
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AAA	2,000	2,170,320
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,712,983
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,174,752
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,006,400
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,734,263
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,790,867
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	1,960,470
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,363,680
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB	7,500	7,661,100
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	5,021,100
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,207,491
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	5,849,700
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	Aa3	2,700	2,901,366
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	Aa3	2,640	2,843,518
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2019	Aa3	5,505	5,997,202
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AAA	4,500	4,818,690
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,772,931
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	1,967,854
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,076,170
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,490	3,791,082
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,654,260
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	AA-	1,500	1,672,770
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	AA-	2,000	2,234,300
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	3,000	3,149,190
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2	2,045	2,079,663
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AAA	5,455	5,976,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	$2,000	$2,063,100
NY St Dorm Auth Rev Good Samaritan Hosp Med Ctr Ser A (NPFGC)	5.75%	7/1/2014	A	1,500	1,511,505
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	1,005,310
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,257,880
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB	2,000	2,053,000
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,059,600
OH St Higher Edl Fac Commn Hosp Cleveland Clinic Hlth Pj Ser A	5.00%	1/1/2015	Aa2	1,000	1,106,360
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,211,830
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,219,000
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	8,734,720
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	2,000,520
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	254,200
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB+	3,620	3,561,537
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A3	2,000	2,114,320
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,397,840
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,503,772
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,853,630
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,873,436
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,197,535
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,325	2,299,053
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	259,687
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,809,295
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-	1,000	1,049,230
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-	1,000	1,108,280
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,064,023
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,544,669
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,313,564
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,206,785
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	7,203,595
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	2,000	2,052,420
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,201,309
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,610,730
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AAA	2,230	2,426,686
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	2,000	2,003,700
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,490	3,646,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	$8,160	$8,558,779
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,071,680
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,585,376

Total					315,850,234

Housing 0.54%

Athens GA Hsg Auth Rev Univ of GA East Campus	4.00%	12/1/2019	Aa2	2,285	2,420,935
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB	1,000	974,740
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Lofts Pj Ser B	5.00%	1/1/2012	NR	1,835	1,812,686
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-	300	316,107
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,431,075
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,663,098

Total					8,618,641

Lease Obligations 7.14%

Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,469,730
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AAA	4,500	4,925,250
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	3,007,528
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,213,024
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	BBB+	315	330,095
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	12,105,071
CA St Pub Wrks Brd Var Cap Pj Sub Ser A-1	5.00%	3/1/2018	A2	7,490	7,938,651
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,029,191
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,550,180
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,039,847
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,442,132
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	589,855
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,434,490
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,824,000
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,117,420
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa2	3,425	4,039,137
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.00%	2/1/2015	AAA	1,315	1,487,659
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AAA	2,000	2,273,000
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,116,570
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AAA	400	448,716
New York City NY Transnl Fin Auth Fiscal 2009 Ser S-4	5.125%	1/15/2024	AA-	2,350	2,571,323
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	AA-	8,125	8,939,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	$1,425	$1,564,935
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	AA-	5,000	5,546,450
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,250,336
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,841,456
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AAA	3,140	3,405,958
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AAA	2,775	3,111,164
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A1	2,000	2,160,380
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	200	203,064
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	A3	5,000	5,518,550
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,352,533
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,482,850

Total					113,330,239

Other Revenue 6.63%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	BB	1,935	1,937,032
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	1,000,296
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,860,746
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-	1,400	1,435,210
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	2,760,802
CA St Pub Wrks Brd Dept Corrections & Rehab F (NPFGC)(FGIC)	5.25%	11/1/2017	A	250	269,152
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,239,310
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AAA	3,800	4,151,234
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,329,840
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	6,815,048
Farmington NM Pollutn Ctl Pub Svc NM San Juan Ser B	4.75%	6/1/2040	Baa3	10,000	9,993,700
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	324,654
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB	1,000	978,740
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019	BBB	1,600	1,540,448
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,741,976
LA Loc Govt Westlake Chem Corp Ser A Rmkt(i)	6.50%	8/1/2029	BB+	5,000	5,110,800
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	BBB	3,500	3,742,305
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,146,360
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	120,532
MI St (NPFGC)(IBC)	5.50%	12/1/2013	Aa2	100	113,006
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%#	4/1/2014	Aa3	200	185,968
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,225	3,653,732
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	2,000	2,288,280
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	10,000	10,678,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	$2,500	$2,896,475
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	3,000	3,000,420
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015	AA-	2,145	2,430,113
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	3,000	3,319,980
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	2,000	2,047,180
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	215	218,550
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	8,450	9,110,199
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	A	5,000	5,182,800
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,388,686
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	244,142
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2012	NR	2,980	2,983,457

Total					105,239,373

Pre-Refunded 0.44%

IL St Toll Hwy Auth Ser A-1 (AGM)	5.00%	1/1/2026	AAA	5,000	5,845,350
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,184,980

Total					7,030,330

Special Tax 2.01%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	3,000	3,085,680
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-	6,000	6,030,180
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	517,870
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	4,002,950
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,598,464
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	120	113,966
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-	1,700	1,771,417
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,101,440
Orange Cnty FL Tourist Dev (AMBAC)	5.00%	10/1/2013	A+	1,265	1,397,559
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	489,070
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-	1,210	1,196,303
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-	1,540	1,528,265
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-	1,675	1,717,009
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	Ba3	6,815	6,736,287
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa2	500	561,970

Total					31,848,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue 4.99%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		$3,500	$4,034,800
Bay Area Govt Assoc CA Infrastr Fing Auth St Acceleration Nts (NPFGC)(FGIC)	5.00%	8/1/2017	A		500	527,620
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3		200	226,178
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA		635	702,558
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA		390	431,492
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AAA		515	569,791
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA		460	508,939
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AAA		3,000	3,443,520
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-		5,000	5,357,500
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-		5,000	5,302,050
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)(FGIC)	5.00%	7/1/2014	AA-		4,000	4,430,680
IL St Build IL	5.00%	6/15/2019	AAA		5,000	5,543,100
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+		350	380,076
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,148,660
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,505,460
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,818,400
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,258,544
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AAA		5,000	5,618,200
NY St Loc Govt Assistance Svcs Corp Ser C	5.00%	4/1/2016	AAA		5,000	5,806,000
Orange Cnty FL Tourist Dev Ser A	5.00%	10/1/2018	A+		1,680	1,825,219
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1		6,415	6,728,116
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,309,000
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA		2,365	2,729,376
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	A		1,000	1,066,010
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	BBB		2,500	2,900,525
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,110,020

Total						79,281,834

Tobacco 1.53%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB		11,025	9,362,761
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB		2,500	2,605,000
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	3,230	2,571,177
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	955	786,710
MI Tob Sttlmnt Fin Auth Ser A	5.25%	6/1/2022	BBB		5,000	4,418,950
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,092,580
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	BBB		3,480	3,482,680

Total						24,319,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 9.63%

Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	$3,000	$3,020,700
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1	500	531,855
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	797,032
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,059,200
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	1,790	1,718,794
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	273,340
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AAA	3,905	4,136,801
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,300	3,446,124
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	2,325	2,371,523
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	A	10,900	6,876,919
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	A	2,000	2,113,220
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	555,630
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	11,337,600
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.80%	1/15/2020	BBB-	7,000	7,102,060
Foothill Eastern Transn Corridor Agy CA Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	A	3,495	3,545,957
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,151,111
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,320,039
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,151,520
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,537,976
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,567,139
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,569,377
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,932,300
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,357,350
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,004,190
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,600,852
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,553,558
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	538,845
Metro WA DC Arpts Auth Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,376,230
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AAA	500	557,535
MI St Trunk Line (AGM)	5.25%	11/1/2016	AAA	3,000	3,437,850
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	2,500	2,857,725
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	252,217
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	AA-	3,000	3,293,400
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	Aa3	300	327,477
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	1,000	1,144,450
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	526,535
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,679,500
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2043	A2	3,000	3,055,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	$4,500	$5,210,415
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,188,360
Oklahoma City OK Arpt Tr Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	381,608
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AAA	1,270	1,461,922
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,067,802
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AAA	3,500	3,989,580
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AAA	2,500	2,855,075
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AAA	6,495	7,457,819
RI St Econ Dev Corp Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,167,422
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,699,925
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AAA	1,650	1,805,414
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A	1,920	2,005,901
Triborough NY Bridge & Tunnel Auth Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,143,470
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	1,500	1,531,005
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,285,240

Total					152,930,719

Utilities 18.25%

Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,721,771
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,136,020
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	3,350	3,210,473
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,589,541
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	7,500	7,743,750
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,168,120
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,428,412
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AAA	1,000	1,111,180
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,152,830
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BB-	8,000	7,881,360
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,099,330
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,890,600
FL Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A1	2,170	2,413,756
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,402,951
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	12,600	13,691,916
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	3,897,361
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	Aa2	3,000	3,216,720
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AA+	1,000	1,136,380
Hamilton Cnty OH Swr Sys Rev Metro Swr Dist Ser A (NPFGC)	5.00%	12/1/2018	AA+	3,410	3,680,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA		$5,000	$5,659,800
HI St Ser DG (AMBAC)	5.00%	7/1/2015	Aa1		240	276,593
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA		2,500	2,883,000
IL Fin Auth Rev Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1		7,500	7,700,625
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA		5,000	5,693,250
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3		5,000	5,369,850
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+		3,875	4,096,650
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AAA		3,140	3,545,562
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	AA-		500	538,770
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	7/1/2019	AA-		2,580	2,911,246
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+		1,000	1,073,280
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,519,355
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%	5/1/2014	Aa2		150	168,642
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A		3,000	3,284,880
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA		2,000	2,253,540
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA-		4,705	5,408,398
Lower CO River Auth TX Rev	5.50%	5/15/2014	A1		1,000	1,146,960
Lower CO River Auth TX Rev	5.50%	5/15/2015	A1		1,200	1,388,076
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-		1,000	1,069,810
MA St Wtr Res Auth Ser B	4.00%	8/1/2016	AA+		1,170	1,277,207
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A		2,500	2,481,425
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A		1,650	1,915,815
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%	1/1/2019	AAA		500	588,650
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	AAA		3,000	3,425,700
MN St Muni Pwr Agy Elec	5.25%	10/1/2022	A3		250	272,070
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB		2,500	2,500,000
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A		1,145	1,259,706
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		1,180	1,322,839
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-		1,000	1,084,080
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2015	A		3,000	3,387,450
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AAA		3,000	3,405,960
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA		2,515	2,937,017
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1		1,000	1,116,520
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1		600	670,200
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2		500	575,610
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	A		5,000	5,240,300
NY St Envr Facs Corp Revolving Fds Pooled Fing Pg Ser A	4.375%	10/15/2014	AAA		1,000	1,064,160
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250	3,500,120
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		11,500	12,165,045
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		3,125	3,478,844
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A		500	552,100
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	BBB+	(a)	2,225	2,267,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	BBB+	(a)	$1,030	$1,046,398
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	Baa2		1,000	1,073,440
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa2		260	282,836
Philadelphia PA Wtr & Wstwtr Ser A	5.00%	6/15/2019	AAA		2,500	2,804,100
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA		1,675	1,969,113
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-		2,000	2,249,760
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-		1,150	1,275,695
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-		10,200	10,337,496
Pima Cnty AZ Swr Rev (AGM)	5.00%	7/1/2014	AAA		200	223,938
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB		525	558,043
Portland OR Swr Sys Rev 1st Lien Ser A (AGM)	5.00%	6/15/2014	AAA		1,000	1,141,710
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2		2,475	2,728,291
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3		1,500	1,667,010
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3		2,000	2,171,420
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		500	507,285
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC		1,620	1,560,514
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		780	840,918
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		620	668,422
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		620	668,422
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1		1,000	1,160,200
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1		5,000	5,819,800
San Antonio TX Elec & Gas Sys	5.00%	2/1/2018	Aa1		2,740	3,178,948
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3		5,000	5,631,700
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2		4,295	4,937,231
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AAA		5,000	5,409,600
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+		5,000	5,053,950
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	BB+		2,630	2,646,280
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BB+		3,025	3,027,299
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	A		1,055	1,054,304
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2		4,100	4,443,375
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A		4,685	4,617,583
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A		2,925	2,837,133
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA		2,000	2,356,540
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA		2,150	2,503,697
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-		10,000	10,521,800
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-		1,000	1,128,770
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,510	1,487,259
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AAA		2,795	3,149,769
WV Econ Dev Auth Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB		1,000	1,063,130
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+		2,220	2,436,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	$500		$520,620

Total						289,809,417

Total Municipal Bonds (cost $1,470,030,408)						1,534,512,680

				Shares (000)
SHORT-TERM INVESTMENTS 2.42%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $225)				—	(d)	225

				Principal Amount (000)
Municipal Bond 0.30%

Other Revenue

CA Pollutn Ctrl Fin Auth Envr Impt BP West Coast Prods LLC Pj Ser A (cost $4,773,684)	0.32%	8/13/2010	NR	$5,000		4,773,684

	Interest Rate #	Interest Rate Reset Date(f)
Variable Rate Demand Notes 2.12%

Corporate Backed 0.27%

St. Paul MN Hsg & Redev Auth MN Pub Radio Pj	2.75%	7/1/2010	A1	4,345		4,345,000

Health Care 0.30%

IA Fin Auth Hlth Facs Rev Great River Med Ctr Pj	2.75%	7/1/2010	A1	4,815		4,815,000

Lease Obligations 0.25%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	1.41%	7/1/2010	Aa1	4,000		4,000,000

Other Revenue 0.43%

West Side Calhoun Cnty TX Nav BP Chemicals Inc Pj	5.00%	7/1/2010	A	6,750		6,750,000

Transportation 0.79%

Valdez AK Maine Term Rev BP Pipeline Inc Pj Ser A	4.50%	7/1/2010	AA	12,500		12,500,000

Utilities 0.08%

Gainesville FL Utils Sys Rev Ser A	0.44%	7/1/2010	AA	$1,205		$1,205,000

Total Variable Rate Demand Notes (cost $33,615,000)						33,615,000

Total Short-Term Investments (cost $38,388,909)						38,388,909

Total Investments in Securities 99.07% (cost $1,508,419,317)						$1,572,901,589

Cash and Other Assets in Excess of Liabilities(e) 0.93%						14,767,975

Net Assets 100.00%						$1,587,669,564

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	290	Short	$(36,975,000)	$(895,754)
Ultra Long U.S. Treasury Bond	September 2010	26	Short	(3,531,125)	(108,852)

Totals				$(40,506,125)	$(1,004,606)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 74.30%

Corporate-Backed 4.30%

Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%	12/1/2032	BBB+	$2,225	$2,316,759
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2013	AA	2,010	2,162,137
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%	10/1/2032	A	15,000	15,073,650
Charles City Cnty VA Econ Dev Auth Wst Mgmt Ser A Rmkt	1.80%	2/1/2029	BBB	4,000	4,000,320
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%	6/1/2034	Baa2	2,000	2,172,800
Escambia Cnty FL Solid Wst Gulf Pwr Co Pj 1st Ser	2.00%	4/1/2039	A	4,000	4,018,400
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%	4/1/2029	A1	7,500	7,432,500
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%	6/1/2012	A+	11,260	11,773,231
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	2.06%#	6/1/2013	A+	10,000	9,954,300
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%	12/1/2029	BBB	4,000	4,044,320
IN Port Commn Port Rev Cargill Inc Pj	4.10%	5/1/2012	A	4,100	4,245,140
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%	9/1/2013	BBB	4,250	4,209,327
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,129,530

Total					72,532,414

Education 2.86%

Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%	12/1/2014	A1	700	758,100
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2013	A1	550	610,522
Grand Traverse Academy MI St Aid Antic Nts	4.00%	3/10/2011	NR	2,400	2,397,576
Grand Traverse Academy MI St Aid Nts	3.75%	7/20/2010	NR	1,000	999,930
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%	10/1/2014	A	1,595	1,607,345
MA St Hlth & Edl Facs Auth Univ MA Ser A Rmkt	2.20%	11/1/2030	A+	3,600	3,622,860
ND St Brd of Higher Ed Univ Hsg & Aux Facs	4.00%	4/1/2012	Aa3	1,000	1,032,550
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%	4/1/2036	AA	14,000	14,059,290
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	1,000	1,103,100
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A	4,000	4,420,360
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,760,625
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%	5/15/2013	AA-	4,795	5,208,713
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A	2,000	2,226,340
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,073,670
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	100	103,042
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,604,694
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,107,660
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,493,777

Total					48,190,154

General Obligation 11.53%

AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,045,120
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	8,083,852
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AAA	1,275	1,409,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Boston MA Ser A	5.00%	4/1/2014	Aaa	$1,500	$1,705,260
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,875,996
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	Aa2	2,255	2,564,206
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AAA	7,370	8,173,404
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,884,485
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,126,070
Crawford Cent Sch Dist PA (AG)	3.50%	2/15/2012	Aa3	250	260,313
CT St Ser D	5.00%	11/1/2014	AA	500	574,050
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,787,420
Detroit MI Dist St Aid	5.00%	11/1/2015	AA-	6,775	7,446,877
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,716,060
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,147,190
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	AAA	1,695	1,926,656
El Paso TX (AGM)	5.75%	8/15/2012	AAA	500	550,860
Fairfax Cnty VA Pub Impt Ser A	5.25%	4/1/2013	AAA	1,500	1,681,575
FL St Brd of Ed Pub Ed Ser C	5.00%	6/1/2014	AAA	250	282,942
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%	2/15/2012	AAA	500	534,155
Gilroy CA Unif Sch Dist Bd Antic Nts	5.00%	4/1/2013	NR	4,000	4,287,960
Harris Cnty TX Ctfs Oblig	5.50%	8/15/2020	AAA	1,000	1,104,280
Hartford CT	5.625%	2/1/2013	Aa3	590	660,965
Hartford CT (AG)	4.00%	11/15/2012	AAA	1,255	1,347,406
Hartford CT (AG)	4.00%	11/15/2013	AAA	1,320	1,440,371
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,968,662
HI St Ser DG (AMBAC)	5.00%	7/1/2012	Aa1	50	54,285
HI St Ser DQ ETM	5.00%	6/1/2014	AA	1,640	1,876,226
HI St Unref Bal Ser DQ	5.00%	6/1/2014	Aa1	1,860	2,114,950
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,814,100
IL St	5.00%	1/1/2013	A+	2,555	2,738,066
IL St	5.00%	1/1/2013	A+	5,000	5,358,250
IL St 1st Ser (AGM)	5.50%	5/1/2016	AAA	7,000	7,832,580
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	10,210,630
King Cnty WA Ltd Tax Ser B	4.50%	1/1/2013	AAA	80	86,899
Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%	7/1/2012	AA-	1,065	1,148,560
Madison Cnty IL Cmnty Unit Sch Dist No 2-Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,290,413
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AAA	500	553,095
Maricopa Cnty AZ Unif Sch Dist No 11-Peoria (AGM)	5.00%	7/1/2014	AAA	500	566,015
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2012	AA+	250	266,017
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	82,546
MN St Hwy & Var Purp	5.00%	8/1/2014	AAA	1,200	1,379,028
Monmouth Cnty NJ Impt Auth Rev Govt Ln GTD (AMBAC)	5.00%	12/1/2013	NR	1,745	1,941,312
MS Dev Bk Spl Oblig Jackson GTD	5.00%	1/1/2012	Aa2	75	78,583
New York City NY Ser C	5.00%	8/1/2013	AA	2,050	2,281,424
New York City NY Ser K (AGM)	5.00%	8/1/2013	AAA	1,500	1,671,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

OH St Common Sch Ser C	5.00%	9/15/2014	AA+	$8,525	$9,736,317
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,152,710
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%	8/1/2012	AA	500	540,110
PA St 2nd Ser	5.00%	4/15/2013	Aa1	5,000	5,554,700
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	13,087,770
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	10,000	10,360,700
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	A3	4,025	4,381,414
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%	8/1/2031	Baa1	7,500	7,727,550
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%	7/15/2012	AA	475	514,591
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,146,240
Territory of Guam Ser A	5.75%	11/15/2014	B+	4,015	4,230,525
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	3,022,277
Waterbury CT (AG)	4.00%	9/1/2013	AAA	1,700	1,841,321
Waterbury CT (AG)	4.00%	9/1/2014	AAA	1,700	1,849,685
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	20,510	23,505,896

Total					194,582,155

Health Care 13.19%

AL Hlthcare Auth For Baptist Ser A	6.00%	11/15/2036	A3	2,000	2,094,620
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2013	BB-	2,000	2,029,500
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	9,340	10,391,871
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.36%#	5/15/2038	Aa3	4,000	4,003,720
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%	1/1/2014	A+	2,000	2,162,460
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%	11/15/2012	Baa2	2,150	2,233,850
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A	2,000	2,146,660
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A	3,500	3,817,485
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	Aa3	1,205	1,320,415
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	Baa2	1,095	1,128,474
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	Baa2	1,160	1,209,915
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	Baa2	1,220	1,256,075
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB	1,200	1,246,728
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB	1,075	1,126,030
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+	13,150	14,297,601
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+	2,025	2,101,889
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB	1,270	1,327,163
Charlotte-Mecklenburg NC Hosp Auth Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	Aa3	2,275	2,543,769
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+	2,000	2,137,260
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA	7,000	7,577,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		$5,000	$5,577,250
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		3,000	3,226,410
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	4.00%	7/1/2012	A		1,240	1,296,705
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2013	A		1,915	2,074,347
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,239,215
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,163,071
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	Aa1		12,625	14,077,380
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(a)	2,640	2,704,944
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(a)	2,965	3,059,613
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(a)	2,950	3,023,750
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,676,020
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,938,550
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,297,300
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,181,748
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,118,304
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,158,656
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA		1,000	1,038,420
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,074,920
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,117,480
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A-		100	107,580
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AAA		500	520,860
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,915	4,132,400
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%	11/15/2036	Aa1		400	418,044
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	Aa2		10,900	11,970,925
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,607,800
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2		2,000	2,166,040
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	1,006,400
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,734,263
KS St Dev Fin Auth Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,056,980
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BB+		1,115	1,115,257
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+		3,000	3,218,010
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR		1,750	1,771,350
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB		3,000	3,016,380
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	A+		400	463,204
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR		5,590	5,602,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AAA	$1,335	$1,465,964
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AAA	565	618,635
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,357,702
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,332,861
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,064,210
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	1,000	1,086,270
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%	12/1/2038	AA	3,000	3,213,120
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A	2,035	2,190,779
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2012	Aa2	1,000	1,055,650
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,071,130
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	432,688
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,381,166
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AAA	2,420	2,622,336
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB+	1,685	1,727,310
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB+	1,035	1,057,894
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,655,100
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,078,630
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2012	AA-	1,000	1,038,110
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2013	AA-	1,500	1,574,535
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,367,678
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	3,750	3,755,663
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,305,200

Total					222,557,391

Lease Obligations 12.39%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AAA	1,500	1,707,075
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AAA	3,500	3,831,380
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,266,241
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,453,443
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%	7/15/2013	AA+	1,670	1,827,297
Delaware Vly PA Regl Fin Auth	5.50%	7/1/2012	AA-	6,000	6,438,540
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2012	AA-	1,250	1,346,963
Golden Empire CA Schs Fing Auth Kern High Sch Dist Pjs	4.00%	5/1/2012	NR	7,500	7,766,550
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,881,118
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,684,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AAA	$2,500	$2,728,200
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%	10/1/2014	AAA	5,500	6,287,325
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa2	6,085	6,913,412
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa2	2,815	3,190,183
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%	10/1/2013	A+	1,500	1,595,940
Lee Cnty FL Sch Brd Ser A COP	4.00%	8/1/2013	Aa3	4,425	4,657,401
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2013	A+	4,055	4,262,981
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2014	A+	6,360	6,652,433
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,340,740
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,600,308
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	Aa2	4,050	4,326,493
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,788,303
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	Aa3	2,000	2,188,700
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	A+	75	82,112
MI St Bldg Auth Rev Facs Pg Ser I (AMBAC)	5.00%	10/15/2029	Aa3	5,000	5,240,900
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	Aa3	5,860	6,332,140
MN St 911 Rev Pub Safety Commn	5.00%	6/1/2013	AA+	2,465	2,729,174
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AAA	3,000	3,339,510
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	AA-	2,625	2,900,573
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AAA	1,830	1,995,743
NJ Econ Dev Auth Sch Facs Constr Ser W ETM	5.00%	9/1/2012	AA-	350	383,523
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AAA	2,975	3,292,552
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2012	AA-	6,150	6,598,396
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	AA-	3,150	3,441,343
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	AA-	1,225	1,397,762
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AAA	2,910	3,340,826
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,551,369
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	6,475	7,188,415
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	14,500	15,592,575
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%	10/1/2013	AA	425	474,521
Palm Beach Cnty FL Sch Dist COP (NPFGC)(FGIC)	5.00%	8/1/2012	AA-	5,890	6,352,365
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%	7/1/2036	A3	4,945	5,148,882
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	A3	4,145	4,553,158
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%	8/1/2027	Baa1	7,500	7,784,400
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,100,730
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	3,025,350
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AAA	1,000	1,103,400
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	Aa2	2,705	3,002,280
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%	12/1/2011	NR	5,315	5,391,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	$3,270	$3,571,657
Weber UT Muni Bldg Auth	4.00%	12/15/2013	AA-	1,770	1,883,510
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%	1/1/2012	AAA	1,305	1,384,605

Total					208,919,379

Other Revenue 4.66%

CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,429,400
Dallas TX Civic Ctr (AG)	5.00%	8/15/2014	AAA	300	329,718
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,630,624
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,641,550
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2013	AAA	2,615	2,899,094
Gulf Coast Indl Dev Auth TX Amoco Oil Co Pj	2.50%#	6/1/2025	A	6,065	5,981,485
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,782,019
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	15,000	15,059,100
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	Baa3	10,000	10,017,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,431,950
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	5,000	5,339,100
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	86,648
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	78,011
OH St Air Quality Dev Auth Envr Impt USX Pj	5.00%	11/1/2015	BBB+	1,000	1,030,500
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	1,500	1,659,990
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	500	511,795
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,266,790
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	A	10,000	10,365,600

Total					78,540,774

Pre-Refunded 0.01%

Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%	6/1/2032	NR	100	108,698

Special Tax 0.79%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,441,587
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,239,658
PA Intergovernmental Cooperative Auth Philadelphia Fdg Pg	5.00%	6/15/2012	AA	1,500	1,622,655

Total					13,303,900

Tax Revenue 4.06%

AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,958,251
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,196,480
CA St Econ Recovery Ser A	5.25%	7/1/2013	Aa3	1,915	2,125,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	$1,610	$1,820,733
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	AAA	1,130	1,311,919
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,376,544
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,147,341
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,717,822
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,128,360
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	215,700
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	Aa2	7,000	7,900,900
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,696,960
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C	4.00%	10/1/2012	A+	2,940	3,115,694
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	281,880
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,849,963
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	3,775	4,154,350
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.00%	8/1/2039	A+	5,000	5,249,600
Tallahassee FL Blueprint 2000 Intergovernmental Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,293,641
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	A+	4,150	4,437,055
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,536,175

Total					68,515,095

Tobacco 0.34%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	5,500	5,696,735

Transportation 6.34%

Clark Cnty NV Arpt Rev Sys Jr Sub Lien Nts Ser E-2	5.00%	7/1/2012	A1	4,500	4,800,645
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,458,100
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,689,750
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A	2,455	2,775,574
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,648,580
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AAA	75	79,231
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	A	3,450	3,645,304
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	A	6,550	6,920,795
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	81,412
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,135,850
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	84,284
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,132,190
Metro Transn Auth NY Ser B Mand Tend	5.00%	11/15/2023	A	4,600	4,983,870
Metro Transn Auth NY Ser B Mand Tend	5.00%	11/15/2027	A	6,000	6,620,760
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,283,527
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	AA-	5,000	5,623,850
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2042	A2	2,000	2,150,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

North TX Twy Auth Rev Sys 1st Tier Ser L-1	5.50%	1/1/2038	A2	$6,000	$6,126,120
North TX Twy Auth Rev Sys 1st Tier Ser L-2	6.00%	1/1/2038	A2	1,900	2,089,259
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,675,452
PA St Tpk Commn Ser C	1.21%#	12/1/2013	Aa3	6,570	6,600,813
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	939,667
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,592,322
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AAA	5,000	5,505,800
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%	10/1/2012	Aa3	3,465	3,777,682
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,239,720
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%	7/1/2012	A	1,390	1,417,369
Tulsa OK Apts Impt Tr Rev Amer Airlines Corp	7.35%	12/1/2011	B-	8,100	8,130,132
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	232,371
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	500	510,335
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	83,546

Total					107,035,170

Utilities 13.83%

Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AAA	1,875	2,105,831
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%	7/1/2013	AA	2,850	3,086,892
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,357,655
CA Infrastr & Econ Dev Bk Pacific Gas & Elec Ser E	2.25%	11/1/2026	A3	4,000	4,012,840
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	6,500	6,711,250
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	BB+	3,050	3,145,801
Chatom AL Indl Dev Brd Rev Elec Ser A Rmkt	1.23%#	8/1/2037	A	5,000	4,999,900
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,106,160
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AAA	2,500	2,777,950
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,441,515
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%	12/1/2012	A2	10,000	10,529,400
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aaa	180	202,111
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,363,550
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,874,638
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	75	80,266
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	Baa1	5,000	5,321,300
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	Baa1	2,100	2,291,667
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,087,340
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,833,743
Intermountain Pwr Agy UT Ser A	5.00%	7/1/2012	A+	3,015	3,242,904
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,333,329
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,193,287
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	52,667
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,125,270
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,500	2,791,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AAA		$4,410	$4,795,654
Louisa VA Indl Dev Auth Pollutn Ctrl VA Elec & Pwr Co Pj Ser C	5.00%	11/1/2035	A-		3,000	3,152,460
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-		4,925	5,433,112
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-		5,000	5,368,750
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-		9,505	10,709,379
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	Baa2		2,500	2,611,100
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA		340	386,495
Mobile AL Brd of Wtr & Swr Commnrs (NPFGC)(FGIC)	5.25%	1/1/2012	AA-		1,000	1,054,300
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB		2,855	3,051,110
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-		1,000	1,097,450
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-		50	54,608
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-		5,000	5,602,600
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3		3,500	3,664,535
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1		12,500	13,233,000
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1		4,000	4,014,520
Orlando FL Wst Wtr Sys Rev Ser A (AMBAC)	5.25%	10/1/2013	AA		7,290	7,838,572
PA Econ Dev Fing Auth Exelon Generation Ser A	5.00%	12/1/2042	A3		2,500	2,644,125
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	BBB+	(a)	1,000	1,023,410
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	Baa2		3,000	3,244,920
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2		2,260	2,435,060
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3		1,500	1,667,010
Riverside CA Swr Rev	4.00%	8/1/2013	AA		1,750	1,874,215
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A		10,000	10,290,600
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC		4,120	3,968,714
Salt River AZ Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1		2,550	2,804,618
SC St Pub Svc Auth Santee Cooper Ser E	5.00%	1/1/2014	Aa2		1,000	1,120,980
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2		1,000	1,106,250
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	A		1,000	1,044,900
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+		5,000	5,661,750
TN Enrg Acq Corp Ser A	5.00%	9/1/2012	BB+		7,500	7,824,975
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	BB+		3,615	3,789,677
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2		10,420	11,624,656
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-		8,850	9,316,837
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-		1,000	1,110,670
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+		4,000	4,415,440
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-		2,000	2,131,000

Total						233,235,718

Total Municipal Bonds (cost $1,235,804,838)						1,253,217,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Value
WARRANT 0.00%

General Obligation

Mobile AL (AMBAC) (cost $50,336)	4.10%	2/15/2011	Aa2		$50		$51,073

Total Municipal Bonds and Warrant (cost $1,235,855,174)							1,253,268,656

					Shares (000)
SHORT-TERM INVESTMENTS 24.44%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $286)					—	(d)	286

					Principal Amount (000)
Municipal Bond 0.28%

Other Revenue

CA Pollutn Ctrl Fin Auth Envr Impt BP West Coast Prods LLC Pj Ser A (cost $4,773,684)	0.32%	8/13/2010	NR		$5,000		4,773,684

	Interest Rate#	Interest Rate Reset Date(f)
Variable Rate Demand Notes 24.16%

Corporate-Backed 1.48%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.65%	7/1/2010	NR		1,945		1,945,000
MS Business Fin Corp 600 Concourse Pj	1.50%	7/1/2010	BBB		10,575		10,575,000
MS Business Fin Corp Grand Alliance LLC Pj	1.50%	7/1/2010	BBB		12,430		12,430,000

Total							24,950,000

Education 8.02%

Abag Fin Auth for Nonprofit Corp Branson Sch	3.60%	7/1/2010	A-		6,000		6,000,000
Abag Fin Auth for Nonprofit Corp CA La Jolla Country Day Sch Ser A	3.60%	7/1/2010	A-		12,815		12,815,000
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.55%	7/1/2010	Baa1		1,820		1,820,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	2.51%	7/1/2010	BBB-	(a)	3,000		3,000,000
Cabell Cnty WV Univ Facs Rev Marshall Univ Pj Ser A	1.50%	7/1/2010	Baa1		25,000		25,000,000
Collierville TN Indl Dev Brd St. George’s High Sch Pj	1.50%	7/1/2010	Baa1		17,620		17,620,000
Dougherty Cnty GA Dev Auth Deerfield Windsor Sch Pj	1.55%	7/1/2010	Baa1		3,500		3,500,000
Latrobe PA Indl Dev Auth Rev Greensburg Diocese	4.00%	7/1/2010	A1		4,485		4,485,000
Los Angeles CA Windward Sch Ser A COP	3.60%	7/1/2010	A-		11,325		11,325,000
MA St Dev Fin Agy Berkshire Sch Pj	3.75%	7/1/2010	A1		6,400		6,400,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate#	Interest Rate Reset Date(f)	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

MA St Dev Fin Agy Worcester Academy Issue	3.75%	7/1/2010	A1	$5,900	$5,900,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	1.55%	7/1/2010	Baa1	4,735	4,735,000
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Donelson Christian Academy	1.55%	7/1/2010	Baa1	3,555	3,555,000
MN St Higher Ed Facs Auth Clg St Scholastica Ser 6-A	2.00%	7/1/2010	Aa3	3,900	3,900,000
NY St Dorm Auth Rev Non St Supp Debt Long Island Univ Ser A-1	3.25%	7/1/2010	AA	4,000	4,000,000
Oakland Univ MI Rev	3.49%	7/7/2010	Aaa	21,180	21,180,000

Total					135,235,000

General Obligation 2.76%

CA St Ser B Sub Ser B-5	0.90%	7/7/2010	Aa3	36,355	36,355,000
IL St Ser B	2.74%	7/7/2010	Aa3	10,250	10,250,000

Total					46,605,000

Health Care 4.10%

CA Statewide Cmntys Dev Auth Elder Care Alliance	3.75%	7/7/2010	A-	12,560	12,560,000
Eden Twp CA Hlthcare Dist Eden Hosp Hlth Svcs Corp	3.75%	7/1/2010	AA+	16,170	16,170,000
LA Pub Facs Auth Rev Blood Ctr Pj	1.55%	7/1/2010	Baa1	3,375	3,375,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	3.75%	7/7/2010	A-	16,265	16,265,000
MO St Hlth & Edl Facs Auth St. Joseph & St. Pius Ser A	3.25%	7/1/2010	A	1,000	1,000,000
Mobile AL Second Med Clinic Brd Bridge Inc Pj	1.70%	7/1/2010	NR	765	765,000
WI St Hlth & Edl Facs Auth Lutheran Home	1.25%	7/1/2010	A3	4,540	4,540,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	1.25%	7/1/2010	A3	12,880	12,880,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	7/7/2010	A3	1,565	1,565,000

Total					69,120,000

Lease Obligations 4.90%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	1.41%	7/1/2010	Aa1	10,550	10,550,000
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	1.31%	7/1/2010	AA+	37,715	37,715,000
Los Angeles CA Loyola High Sch Ser A COP	3.60%	7/1/2010	A-	15,670	15,670,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-B-1	1.31%	7/1/2010	Aaa	4,320	4,320,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	1.31%	7/1/2010	AA+	14,375	14,375,000

Total					82,630,000

Other Revenue 1.68%

LA Pub Facs Auth Rev Cenikor Fndtn Pj	1.55%	7/1/2010	Baa1	2,380	2,380,000
Lafayette LA Econ Dev Auth Stirling Lafayette LLC Pj	1.50%	7/1/2010	Baa1	12,000	12,000,000
WI St Bad River Band of Lake Superior Tribe Chippewa Indians Native Lands Acq	1.20%	7/1/2010	A3	3,500	3,500,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	7/1/2010	BB+	10,475	10,475,000

Total					28,355,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND June 30, 2010

Investments	Interest Rate#	Interest Rate Reset Date(f)	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities 1.22%

Franklin TN Pub Bldg Auth Loc Govt Pub Impt 101-A-1	1.31%	7/1/2010	Aaa	$19,550	$19,550,000
Gainesville FL Utils Sys Rev Ser A	0.44%	7/1/2010	AA	1,000	1,000,000

Total					20,550,000

Total Variable Rate Demand Notes (cost $407,445,000)					407,445,000

Total Short-Term Investments (cost $412,218,970)					412,218,970

Total Investments in Securities 98.74% (cost $1,648,074,144)					1,665,487,626

Cash and Other Assets in Excess of Liabilities 1.26%					21,171,503

Net Assets 100.00%					$1,686,659,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 112.18%

Corporate-Backed 5.82%

Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-	$1,035	$1,038,519
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3	1,000	927,830
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+	1,000	970,120
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,529,475
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	856,550
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	BBB	1,000	1,052,530
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,000	1,839,420

Total					8,214,444

Education 21.12%

Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2	1,980	1,991,959
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2	2,000	2,017,000
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,640,725
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,155,300
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	A1	3,080	3,079,969
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	A1	2,000	2,064,840
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,659,858
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%	8/1/2021	A1	400	412,432
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,217,605
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	1,017,090
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR	1,000	1,035,910
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,086,020
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	776,265
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2	1,000	1,035,530
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1	1,340	1,417,439
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,013,170
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,987,140
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,172,467
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	1,008,080

Total					29,788,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation 12.29%

Atlanta GA (AG)	5.25%	12/1/2023	AAA		$1,265	$1,414,143
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%	8/1/2030	A2		145	146,322
Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA		10,000	11,704,950
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR		2,470	1,984,200
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+		1,000	1,038,830
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	A3		665	665,027
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	A3		125	125,828
Territory of Guam Ser A	7.00%	11/15/2039	B+		235	255,123

Total						17,334,423

Health Care 20.51%

Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-		1,000	1,049,920
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	943,411
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	1,010,110
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(a)	1,000	995,280
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		1,500	1,097,025
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,896,900
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser B GTD	5.125%	2/15/2040	A+		1,000	989,570
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		1,840	1,924,014
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%	8/1/2016	A		100	100,337
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,432,245
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,413,979
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		5,500	5,482,703
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		1,500	1,495,282
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		3,000	2,990,565
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	1,047,007
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1		410	418,758
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		735	759,755
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A		2,500	2,461,050
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%	3/1/2021	Baa1		500	506,845
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR		1,000	918,800

Total						28,933,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing 6.97%

Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR	$1,000	$894,680
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,661,280
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	3,475	3,484,104
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	998,650
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	95,899
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	100,293
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A2	2,000	1,926,520
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	665	667,740

Total					9,829,166

Lease Obligations 5.77%

Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,276,504
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,113,185
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	753,968
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A	1,000	1,016,030
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA	1,735	1,964,454
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	931,390
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	1,000	1,090,870

Total					8,146,401

Other Revenue 0.77%

Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A	1,000	1,082,620

Pre-Refunded 4.27%

Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,113,320
Atlanta GA ETM	5.60%	12/1/2015	Aa2	95	105,001
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	230	173,965
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	541,980
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	370	403,481
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	737,385
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	A3	915	996,591
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	A3	1,185	1,293,582
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa	1,000	656,860

Total					6,022,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax 1.57%

Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A1	$1,105	$1,191,555
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	1,026,240

Total					2,217,795

Tax Revenue 5.37%

Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,751,490
Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA	465	535,815
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,069,940
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	1,000	981,740
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	Aa2	750	754,365
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB	500	508,850
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	1,000	970,030

Total					7,572,230

Transportation 11.98%

Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA	100	100,697
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	899,966
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	750	783,210
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	1,045,320
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%	4/1/2018	A1	390	393,323
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AAA	2,000	2,122,100
Metro Atlanta GA Rapid Transit Auth 3rd Ser(b)	5.00%	7/1/2039	AA+	10,000	10,493,750
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,062,350

Total					16,900,716

Utilities 15.74%

Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A	1,000	1,024,700
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A1	1,000	1,112,280
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%	11/1/2029	A1	2,090	2,101,307
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AAA	2,000	2,169,680
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%	8/1/2031	AAA	3,000	3,162,750
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	475,205
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%	4/1/2019	AAA	500	553,805
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	1,004,130
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	1,000	992,570
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A	1,000	1,148,700
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	1,700	1,905,785
Puerto Rico Elec Pwr Auth Libor Ser UU	0.895%#	7/1/2031	A3	1,000	676,500
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000	992,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	$2,000	$2,147,680
Villa Rica GA Pub Facs Auth Rev Wtr & Swr Pj GTD (AG)	5.00%	3/1/2035	AAA	1,000	1,024,370
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA	1,650	1,712,023

Total					22,204,005

Total Investments in Municipal Bonds 112.18% (cost $155,092,593)					158,246,320

Liabilities in Excess of Cash and Other Assets(e) (12.18%)					(17,178,458)

Net Assets 100.00%					$141,067,862

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	104	Short	$(13,260,000)	$(321,253)
Ultra Long U.S. Treasury Bond	September 2010	10	Short	(1,358,125)	(41,866)

Totals				$(14,618,125)	$(363,119)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 109.29%

Corporate-Backed 11.33%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$1,000	$897,460
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,595,445
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	11,025	11,851,875
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	8,050	8,635,396
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	29,000	19,438,700
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CCC	2,000	1,142,700
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Caa3	2,000	1,142,440
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-	7,730	6,961,329
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-	5,000	5,010,650
Brazos TX Hrbr Indl Dev Corp Dow Chemical Co Pj AMT	5.90%	5/1/2038	BBB-	1,580	1,593,620
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Ba3	2,075	2,078,963
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	9,545	8,652,352
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,580	3,583,150
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT	5.50%	11/1/2030	CCC+	6,850	4,766,093
Gulf Coast Wst Disp Auth TX Ser A AMT	6.10%	8/1/2024	BBB	1,000	1,004,370
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser C AMT	6.125%	7/15/2027	B3	3,120	2,813,554
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	5.875%	3/1/2027	NR	1,500	377,820
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	6.00%	3/1/2037	NR	1,450	363,791
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	885,000
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	3,915,000
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	3,000	3,069,480
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB	2,890	2,854,858
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB+	13,500	13,929,975
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(c)	6.20%	9/1/2020	NR	5,000	1,600,000
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	19,515	19,871,344
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	2,105,480
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	3,830	2,799,921
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,567,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)

New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	$1,000	$803,110
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	4,999,600
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3	1,000	1,012,840
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,561,591
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	2,809,830
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,325	5,126,590
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	6,000	5,557,800
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	3,902,472
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	757,703
OR St Econ Dev Rev GA Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	Ba3	1,875	1,777,369
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BB-	2,325	2,324,930
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,510	3,520,741
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	6,859,460
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser B AMT	6.70%	11/1/2030	B+	1,500	1,505,805
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	2,569,650
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	2,500	2,336,650
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	1,500	1,379,685
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	5,000	5,244,100
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	14,050	13,063,268

Total					207,621,330

Education 5.67%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,591,575
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	3,577,665
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,299,800
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†(c)	5.50%	6/1/2037	NR	3,500	1,748,775
Hammond Loc Pub Impt Bd Bk Ser A	6.50%	8/15/2030	BBB-	1,600	1,614,352
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	12,725	11,247,882
IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR	1,500	1,446,630
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	2,500	2,740,525
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa2	2,500	2,406,425
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa2	2,000	1,909,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa2	$5,000	$4,599,800
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2036	Baa2	5,000	4,523,850
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,428,250
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	774,195
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,296,238
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	3,028,655
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	2,032,121
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,967,850
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	3,000	2,941,530
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,253,942
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,969,281
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,516,850
MI Pub Edl Facs Auth Rev Ltd Oblig Dr Joseph F Pollack	8.00%	4/1/2040	BB+	1,020	1,020,479
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	1,955	1,966,808
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039	BBB-	3,000	3,044,610
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	2,000	1,827,000
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,201,432
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,933,148
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,689,280
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,307,400
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	7,132,671
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.00%	2/15/2018	BBB	1,000	994,330
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	7,000	7,847,875

Total					103,880,844

General Obligation 6.07%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A1	1,500	1,603,725
CA St Var Purp	6.50%	4/1/2033	A1	15,000	16,846,350
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,168,700
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	AA	10,580	10,806,941
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AAA	10,000	10,123,400
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	10,478,410
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	2,003,520
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,566,425
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,646,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	$10,000	$10,870,550
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,510,165
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,396,795
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,056,685
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	4,038,378
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	5,868,099
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	2,160	2,338,578
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3	2,500	2,642,100
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,989,923
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,361,245

Total					111,316,124

Health Care 31.32%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-	15,365	12,215,021
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB-	10,425	7,885,366
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	355	356,012
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,624,617
Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,673,294
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	8,000	6,194,160
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	271,830
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	676,206
Bexar Cnty TX Hlth Facs Dev Corp Army Ret Residence Pj	5.875%	7/1/2030	BBB	2,100	2,124,486
Bremer Cnty IA Ret Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,107,145
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,318,315
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	955,300
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2	7,000	6,488,160
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,709,725
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB	7,710	6,723,891
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,080,380
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,726,650
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,151,937
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA	10,000	10,044,700
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	6,072,348
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,203,363
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,500	1,406,460
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,798,433
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,183,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR		$2,325	$2,124,469
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2022	BBB-		1,215	1,199,059
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	3,800,856
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,135,025
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(c)	7.00%	11/15/2034	NR		6,000	3,346,560
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(c)	6.00%	11/15/2014	NR		4,105	2,612,463
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(c)	6.75%	11/15/2023	NR		4,700	2,733,144
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,440,920
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,375,675
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,227,915
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,652,200
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	809,496
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	5,154,240
Fulton Cnty PA Indl Dev Auth Hosp Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		1,500	1,324,785
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	3,385	3,468,542
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,200,790
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,133,860
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,604,635
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		3,750	3,004,163
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,872,250
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,416,097
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,395	5,790,992
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	6,226,835
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,500	1,222,965
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,710,925
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.25%	8/15/2029	Aa2		3,000	3,155,475
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.625%	8/15/2037	Aa2		7,000	7,362,775
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	838,710
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR		1,000	404,150
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR		1,000	402,760
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	1,604,800
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR		5,000	2,005,500
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	2,020,800
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	6,403,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	$1,500	$1,497,120
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,490,795
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,579,360
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	10,975	9,072,813
IL Fin Auth Rev Kewanee Hosp Pj	5.10%	8/15/2031	NR		1,175	943,819
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,720,160
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	2,087,232
IL Fin Auth Rev OSF Hlthcare Sys Ser A	6.00%	5/15/2039	A		1,250	1,251,725
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,436,950
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,150,189
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,984,120
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		5,000	4,938,300
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		3,000	2,740,920
Johnson TN Hlth & Edl Facs Brd 1st Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		2,800	2,698,836
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AAA		7,000	7,301,490
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		6,825	6,445,325
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	3,958,630
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,029,350
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,827,163
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	6,756,661
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BB+		5,930	5,942,453
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		7,500	7,724,625
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		4,000	4,064,680
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		3,050	2,486,421
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-		23,750	23,514,162
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,918,772
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,133,120
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,075,160
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,091,294
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-		3,250	3,033,225
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,650	1,453,617
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	3,800	3,263,098
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,750	1,429,715
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,239,695
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		2,250	2,019,870
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,046,138
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		3,155	2,532,455
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.25%	7/1/2030	Baa2		16,885	15,813,309
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		9,000	9,318,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-	$9,100	$9,227,992
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3	10,000	10,680,750
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	A3	1,675	1,678,719
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	4,253,825
OH St Hosp Fac Rev Cleveland Clinic Hlth B(b)	5.50%	1/1/2034	AA-	13,500	14,219,482
Ohio St Higher Edl Fac Commn Summa Hlth Sys 2010 Pj	5.75%	11/15/2040	Baa1	2,250	2,233,845
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	5,050	4,168,068
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,034,726
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,625,547
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB	7,275	5,912,756
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB	3,000	2,780,280
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	5,000	5,001,300
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	BB-	15,270	12,343,199
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,028,888
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,253,140
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	2,106,737
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	5,152,891
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,274,240
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,160,614
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,257,240
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	241,206
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	239,148
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	430,478
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+	9,090	8,819,209
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,461,267
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	9,080	8,153,114
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,330	2,303,997
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,661,930
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,456,970
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,318,122
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,044,300
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,500	3,533,705
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	8,633,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	$2,000	$1,833,600
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,895,982
Westmoreland Cnty PA Indl Dev Auth Ret Cmnty Redstone Ser A	5.75%	1/1/2026	NR	900	784,656
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,206,785
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1	5	5,158
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	7,203,595
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	5,000	5,053,850
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.25%	9/15/2029	NR	1,000	1,044,130
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.625%	9/15/2039	NR	2,000	2,119,520
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	21,150	19,141,173
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	2,899,118
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,353,720

Total					574,022,271

Housing 2.81%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,543,279
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,460	1,288,509
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	10,700	9,498,069
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	5.15%	12/1/2038	NR	12,100	9,702,385
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-	1,805	1,824,909
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-	3,490	3,616,617
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	5,100	3,577,242
LA St Gas & Fuels Tax Rev Ser A (NPFGC)(FGIC)(b)	5.00%	5/1/2041	AA	13,500	13,751,370
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(c)	7.50%	12/20/2040	NR	3,930	2,398,754
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	2,790	509,036
MuniMae TE Bd Subs LLC†(g)	5.30%	11/29/2049	Baa2	2,000	1,392,160
MuniMae TE Bd Subs LLC†(g)	5.90%	11/29/2049	Ba1	2,000	1,042,060
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	500	408,265

Total					51,552,655

Lease Obligations 2.10%

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	AA-	7,495	7,453,187
Charlotte NC COP Ser E(b)	5.00%	6/1/2034	AA+	3,000	3,168,435
Charlotte NC COP Ser E(b)	5.00%	6/1/2039	AA+	8,500	8,977,233
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-	3,300	2,826,483
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	5,000	5,457,200
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A1	1,780	1,913,144
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A1	2,000	2,132,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		$6,000	$6,545,220

Total						38,473,662

Other Revenue 11.67%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	1,714,836
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	BB		2,750	2,376,247
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	6,918,714
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		500	408,005
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		2,975	2,428,403
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		8,345	6,907,908
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,362,094
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	2,924,370
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3		4,750	4,415,980
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	1,124,937
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,640	1,269,360
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,089,885
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		7,225	5,743,297
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,379,083
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,784,597
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	938,829
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	852,401
Conner Creek Academy East MI Pub Sch	5.25%	11/1/2036	BB+		1,000	740,370
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.125%	12/1/2026	BBB-		3,390	3,139,581
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	865,790
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	1,059,797
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,139,423
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-		2,000	1,585,440
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-		1,855	1,505,685
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,559,604
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		850	804,789
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,759,840
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,371,373
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,346,268
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,345,008
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,272,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		$1,000	$892,790
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,055,190
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	6,898,538
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB		3,500	2,826,075
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	6,701,145
Madison Cnty FL Rev 1st Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR		1,130	1,021,848
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		4,730	4,172,948
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		1,560	1,338,277
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		12,200	9,016,166
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR		1,000	738,470
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR		250	120,533
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		2,300	1,034,724
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-		5,000	4,850,800
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR		743	678,756
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		3,390	2,753,222
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-		3,720	3,350,567
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,755	1,042,748
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		2,540	1,938,071
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		10,250	11,727,435
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		4,150	4,150,581
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		1,925	1,731,788
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR		1,350	1,149,052
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,900	1,518,518
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(c)	6.75%	7/1/2022	NR		1,460	729,985
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(c)	7.00%	7/1/2036	NR		5,000	2,500,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,233,240
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	5,000	4,610,050
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	11,410	10,210,923
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,456,500
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	218,898
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,441,692
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,266,285
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,935	3,082,207
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,550,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB	$5,000	$4,334,850
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	958,190
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,095,744
Selma AL Indl Dev Brd Gulf Opportunity Zone Intl Paper	5.80%	5/1/2034	BBB	2,500	2,531,500
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021	NR	1,095	1,006,480
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026	NR	800	697,840
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036	NR	1,750	1,454,215
Star Intl Academy MI COP	6.125%	3/1/2037	BBB	1,445	1,296,266
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+	3,795	3,168,483
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+	3,500	3,425,520
Two Rivers MT Auth Inc Pj Sr Lien(c)	7.375%	11/1/2027	NR	2,615	470,700
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	2,870	2,622,233
TX St Pub Fin Auth Kipp Inc Ed Ser A (ACA)	5.00%	2/15/2036	BBB	4,850	4,419,611
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR	500	418,615
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	1,000	804,560
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,447,180
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,140	3,664,811

Total					213,960,348

Special Tax 6.26%

Allegheny Cnty PA Redev Auth Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	450,780
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	1,043,770
Amelia Walk Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	980	431,200
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,780	1,393,336
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,665	3,905,623
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,344,374
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,130,800
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	A-	1,135	1,195,076
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	915,807
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,639,935
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	3,000	2,978,700
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	7,090,020
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,847,806
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,570	4,347,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	$1,730	$624,011
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,562,029
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,800	3,651,506
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,700	3,301,693
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	400,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,150	3,774,673
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,149,675
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	9,066,682
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	3,800	3,796,352
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,527,024
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	10,188,240
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A	1,000	1,112,200
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	A	1,000	1,114,490
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	2,342,313
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	299,019
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	775,970
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,435	861,000
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,037,850
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,720,786
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,838,143
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	5.875%	3/1/2032	A	2,000	1,998,600
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	1,277,250
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,730	1,401,611
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A	9,000	7,315,200
Shingle Creek FL Cmnty Dev Dist(c)	6.10%	5/1/2025	NR	4,990	2,395,200
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	951,240
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,276,521
Tern Bay Cmnty Dev Dist FL Ser A(c)	5.375%	5/1/2037	NR	13,145	4,206,400
Tracy CA Cmnty Facs Dist No 1 NEI Phase II	5.70%	9/1/2026	NR	920	828,276
Whispering Spring LA Dev Dist Spl Assmnt	5.20%	10/1/2021	NR	2,290	1,585,230
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR	1,930	1,723,316

Total					114,817,259

Tax Revenue 4.40%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,480	3,921,264
Metro Atlanta GA Rapid Transit Auth 3rd Ser(b)	5.00%	7/1/2039	AA+	18,000	18,889,740
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB	7,185	7,095,331
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	9,115	9,083,371
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,448,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)

Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		$1,000	$778,500
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba3		17,000	16,023,520
Uptown TX Dev Auth Infrastr Impt Facs	5.50%	9/1/2029	BBB+		1,000	1,007,720
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		16,237	17,494,564

Total						80,742,390

Tobacco 3.82%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		4,190	3,292,879
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		14,195	10,191,726
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		1,800	1,420,488
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		29,995	19,253,191
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		12,280	8,767,183
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,835	4,644,835
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	2,865	2,360,130
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,418,950
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BBB		5,000	3,655,700
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		18,220	11,947,036

Total						69,952,118

Transportation 11.21%

Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2		350	332,465
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2		2,410	2,260,267
Bay Area Toll Auth CA San Francisco Bay Area F-1(b)	5.00%	4/1/2034	AA		12,000	12,411,120
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		1,250	1,287,750
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,345	2,251,716
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		11,500	11,669,453
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		7,640	7,978,299
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		7,500	7,650,075
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+		1,500	1,530,345
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(c)	7.25%	1/1/2023	NR		5,000	50,000
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(c)	7.375%	1/1/2030	NR		5,000	50,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	A		5,885	1,246,620
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	A		25,000	6,164,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	A		9,925	1,589,786
Foothill Eastern Transn Corridor Agy CA	5.75%	1/15/2040	BBB-		2,030	1,938,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2030	BBB-	$20,000	$5,092,800
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2033	BBB-	5,000	1,022,950
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2034	BBB-	25,535	4,857,778
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	609,283
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	761,608
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	141,570
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.85%	1/15/2023	BBB-	5,000	5,037,400
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.875%	1/15/2026	BBB-	2,000	2,006,020
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,754,275
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	4,658,100
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	9,049,000
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3	5,000	5,098,000
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,360,061
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,693,747
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,584,663
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,784,481
North TX Twy Auth Rev 1st Tier Ser A	6.00%	1/1/2028	A2	5,000	5,472,500
North TX Twy Auth Rev 1st Tier Ser A	6.25%	1/1/2039	A2	5,000	5,431,500
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	3,500	3,635,660
Phoenix AZ Civic Impt Corp Sr Lien Ser A(b)	5.00%	7/1/2038	AA-	16,400	16,539,564
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,607,303
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	AA-	25,000	24,097,500
Santa Rosa FL Bay Bridge Auth Rev	6.25%	7/1/2028	B3	4,860	2,959,205
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	0.01%	7/1/2017	B3	2,800	1,260,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	4,025	4,283,687
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	945,680
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	7,824,893
TX Private Activity Bd Surface Transn Corp Sr Lien Infrastr	7.00%	6/30/2040	Baa3	5,000	5,048,100
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	Baa2	8,500	8,667,535
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	7.50%	12/31/2031	Baa2	2,500	2,702,500

Total					205,397,828

Utilities 12.63%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	11,371,800
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,223,380
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,500	4,800,510
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	AA	17,700	18,689,076
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	2,465	2,362,333
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CCC	6,000	2,801,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser A AMT	6.75%	4/1/2038	CCC	$1,790	$1,505,855
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CCC	2,000	1,095,980
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,375,304
Clark Cnty NV Indl Dev Rev Pwr Co Pj Ser C	5.50%	10/1/2030	BB+	4,215	4,153,925
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	2,252,678
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	7.00%	7/1/2036	AAA	4,535	5,192,121
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,289,620
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	4,400	4,808,760
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,777,059
IN Muni Pwr Agy Ser B	5.75%	1/1/2034	A+	2,000	2,083,080
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,446,482
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,140	5,100,268
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3	1,345	1,233,365
M-S-R Enrg Auth CA Ser C	6.50%	11/1/2039	A	6,250	6,778,562
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	12,370	14,219,686
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	4,009,145
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(c)	6.75%	7/1/2014	NR	525	168,000
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,707,520
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,064,320
Niagara Cnty NY Indl Dev Agy Ser B AMT	5.55%	11/15/2024	Baa2	750	771,383
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	12,550	13,275,766
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(c)	5.625%	3/1/2015	NR	2,965	948,800
Owen Cnty KY Wtrwks Sys Rev Amer Wtr Co Ser B	5.625%	9/1/2039	BBB+	2,500	2,589,300
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,500	1,600,545
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-	11,600	11,958,672
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA	8,750	9,132,725
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR	2,000	1,810,240
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR	5,000	4,394,950
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	6,955,340
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	7.50%	12/1/2038	NR	2,235	2,332,223
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB	1,150	1,170,401
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC	1,620	1,560,514
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CCC	2,000	1,250,000
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC	6,040	5,764,878
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A	2,500	2,228,825
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	AA	19,375	21,184,687
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	AA	6,270	6,855,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	$4,781	$4,611,131
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BB+		6,775	6,615,991
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,477,410
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		635	591,718

Total						231,591,666

Total Municipal Bonds (cost $2,105,116,783)						2,003,328,495

					Shares (000)
SHORT-TERM INVESTMENTS 0.64%

Money Market Mutual Funds 0.06%

Dreyfus Municipal Cash Management Plus					1,100	1,100,227
SSgA Tax Free Money Market Fund					3	2,890

Total Money Market Mutual Funds (cost $1,103,117)						1,103,117

					Principal Amount (000)
Municipal Bond 0.29%

Other Revenue

CA Pollutn Ctrl Fin Auth Envr Impt BP West Coast Prods LLC Pj Ser A (cost $5,370,395)	0.32%	8/13/2010	NR		$5,625	5,370,395

	Interest Rate #	Interest Rate Reset Date(f)
Variable Rate Demand Notes 0.29%

Other Revenue

CA Pollutn Ctrl Fing Auth Var Atlantic Richfield Co Pj A AMT	5.00%	7/1/2010	A		1,500	1,500,000
West Side Calhoun Cnty TX Nav Dist BP Chemicals Inc Pj AMT	5.00%	7/1/2010	A		3,750	3,750,000

Total Variable Rate Demand Notes (cost $5,250,000)						5,250,000

Total Short-Term Investments (cost $11,723,512)						11,723,512

Total Investments in Securities 109.93% (cost $2,116,840,295)						2,015,052,007

Liabilities in Excess of Cash and Other Assets(e) (9.93%)						(181,989,210)

Net Assets 100.00%						$1,833,062,797

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	2,218	Short	$(282,795,000)	$(6,851,282)
Ultra Long U.S. Treasury Bond	September 2010	261	Short	(35,447,063)	(1,091,994)

Totals				$(318,242,063)	$(7,943,277)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.90%

Corporate-Backed 1.08%

Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	$1,000	$1,072,720

Education 24.65%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,558,556
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	1,011,980
Allegheny Cnty PA Higher Ed Bldg Auth Robert Morris Univ Ser A	5.50%	10/15/2030	Baa3	1,000	996,280
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1	1,000	1,059,190
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	883,920
Montgomery Cnty PA Higher Ed & Hlth Auth Arcadia Univ	5.25%	4/1/2030	BBB+	1,530	1,542,638
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR	1,000	908,060
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,595,879
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-	1,020	915,542
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	1,001,890
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	1,006,540
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	1,003,270
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,417,132
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	1,002,590
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR	500	501,340
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	257,564
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	295	243,676
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	229,920
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3	675	711,679
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,031,500
PA St Univ Ser A	5.00%	8/15/2029	Aa1	1,000	1,072,460
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+	510	516,508
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,350,258
Washington Cnty PA Indl Dev Auth Washington Jefferson College	5.00%	11/1/2036	A-	1,700	1,711,696
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	894,530

Total					24,424,598

General Obligation 19.22%

Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	1,000	1,079,980
Bucks Cnty PA	5.25%	5/1/2023	Aaa	1,000	1,156,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2		$1,000	$1,315,010
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	Aaa		1,000	1,081,370
Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3		1,500	1,588,230
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA		1,500	1,530,780
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		1,690	1,325,551
PA Centennial Sch Dist Bucks Cnty Ser A(i)	5.00%	12/15/2034	AA		1,500	1,575,945
PA Centennial Sch Dist Bucks Cnty Ser B (AGM)	5.25%	12/15/2027	AAA		1,180	1,279,486
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AAA		1,000	1,093,470
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA		2,500	2,643,000
Reading PA (FSA)	5.00%	11/1/2029	Aa3		1,500	1,512,135
Territory of Guam Ser A	7.00%	11/15/2039	B+		200	217,126
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AAA		1,500	1,646,730

Total						19,045,373

Health Care 20.28%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-		1,000	794,990
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa3		500	427,355
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3		1,500	1,556,715
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3		1,000	1,102,570
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		1,000	816,460
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		1,000	1,135,680
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,030,300
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	500	438,020
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		1,000	996,940
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR		1,000	988,060
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		1,000	1,016,170
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA		1,000	1,014,460
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.125%	1/1/2037	A-		1,000	950,680
Montgomery Cnty PA Indl Dev Auth New Regl Med Ctr (FHA)	5.375%	8/1/2038	AA		2,000	2,067,340
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3		1,250	1,282,288
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	Baa1		1,000	1,058,290
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		1,000	901,370
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		850	852,975
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		1,000	1,109,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	$535	$553,019

Total					20,092,792

Housing 1.76%

Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa	940	908,519
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	820	833,817

Total					1,742,336

Lease Obligations 3.21%

Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A1	1,000	1,066,380
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	595	604,115
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR	1,475	1,508,674

Total					3,179,169

Other Revenue 4.22%

Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-	1,000	931,990
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	869,600
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-	1,500	1,227,465
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-	1,370	1,157,869

Total					4,186,924

Pre-Refunded 5.25%

PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA	770	900,577
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A	1,715	2,049,391
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa2	1,000	1,102,750
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa2	1,000	1,153,540

Total					5,206,258

Tax Revenue 7.10%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,034,970
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	5,220	5,250,119
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	Aa2	750	754,365

Total					7,039,454

Transportation 4.67%

PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,046,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST June 30, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Transportation (continued)

PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	$3,310		$3,584,929

Total						4,631,659

Utilities 10.46%

Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-	1,000		970,030
Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	1,000		922,980
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-	1,000		1,117,640
PA Econ Dev Fing Auth Aqua PA Inc Ser A	5.00%	10/1/2039	AA-	2,000		2,064,060
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,000		1,067,030
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2	1,000		1,080,760
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000		992,520
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	2,000		2,147,680

Total						10,362,700

Total Municipal Bonds (cost $99,394,548)						100,983,983

				Shares (000)
SHORT-TERM INVESTMENTS 1.01%

Money Market Mutual Fund

Dreyfus PA Municipal Money Market Fund (cost $91)				—	(d)	91

	Interest Rate #	Interest Rate Reset Date(f)		Principal Amount (000)
Variable Rate Demand Note 1.01%

Other Revenue

Beaver Cnty PA Indl Dev Auth Atlantic Richfield Pj (cost $1,000,000)	7.00%	7/7/2010	A	$1,000		1,000,000

Total Short-Term Investments (cost $1,000,091)						1,000,091

Total Investments in Securities 102.91% (cost $100,394,639)						101,984,074

Liabilities in Excess of Cash and Other Assets(e) (2.91%)						(2,885,110)

Net Assets 100.00%						$99,098,964

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2010	33	Short	$(4,207,500)	$(102,295)
Ultra Long U.S. Treasury Bond	September 2010	11	Short	(1,493,938)	(45,338)

Totals				$(5,701,438)	$(147,633)

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds     A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2010.

TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	The interest rate represents the rate in effect at June 30, 2010.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) for details of Municipal Bonds Held in Trust.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized Depreciation on futures contracts.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(g)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(h)	Fund received partial payment from issuer.
(i)	Securities purchased on a when-issued basis (See Note 2 (d)).

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CBI	Certified Bond Insurance

CIFG	CIFG Guaranty

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following five portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Lord Abbett Short Duration Tax-Free Fund (“Short Duration”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined in the Act, except for Intermediate and Short Duration.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2010, each Fund, except Short Duration, had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s

Notes to Schedule of Investments (unaudited)(continued)

Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2010, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Intermediate	$9,820,000	.31% - .34%	$20,937,565	$7,777,500
Short Duration	7,000,000.31%		14,059,290	3,500,000
Georgia	15,000,000	.25% - .31%	32,167,250	11,250,000
High Yield	214,607,226	.31% - .44%	443,897,151	205,139,726
Pennsylvania	2,610,000.33%		5,250,119	1,305,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

	Intermediate				Short Duration
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,539,286,364	$—	$1,539,286,364	$—	$1,257,991,267	$—	$1,257,991,267
Money Market Mutual Funds	225	—	—	225	286	—	—	286
Variable Rate Demand Notes	—	33,615,000	—	33,615,000	—	407,445,000	—	407,445,000
Warrant	—	—	—	—	—	51,073	—	51,073

Total	$225	$1,572,901,364	$—	$1,572,901,589	$286	$1,665,487,340	$—	$1,665,487,626

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(1,004,606)	—	—	(1,004,606)	—	—	—	—

Total	$(1,004,606)	$—	$—	$(1,004,606)	$—	$—	$—	$—

	Georgia				High Yield
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,246,320	$—	$158,246,320	$—	$2,008,698,890	$—	$2,008,698,890
Money Market Mutual Funds	—	—	—	—	1,103,117	—	—	1,103,117
Variable Rate Demand Notes	—	—	—	—	—	5,250,000	—	5,250,000

Total	$—	$158,246,320	$—	$158,246,320	$1,103,117	$2,013,948,890	$—	$2,015,052,007

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(363,119)	—	—	(363,119)	(7,943,277)	—	—	(7,943,277)

Total	$(363,119)	$—	$—	$(363,119)	$(7,943,277)	$—	$—	$(7,943,277)

	Pennsylvania
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,983,983	$—	$100,983,983
Money Market Mutual Funds	91	—	—	91
Variable Rate Demand Note	—	1,000,000	—	1,000,000

Total	$91	$101,983,983	$—	$101,984,074

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(147,633)	—	—	(147,633)

Total	$(147,633)	$—	$—	$(147,633)

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(concluded)

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund entered into U.S. Treasury futures contracts during the period ended June 30, 2010 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2010:

Unrealized Depreciation as of June 30, 2010
Intermediate	$(1,004,606)
Georgia	(363,119)
High Yield	(7,943,277)
Pennsylvania	(147,633)

3. FEDERAL TAX INFORMATION

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Intermediate	$1,498,368,106	$68,049,074	$(3,335,591)	$64,713,483
Short Duration	1,641,058,425	19,131,574	(1,702,373)	17,429,201
Georgia	140,054,469	5,352,210	(2,160,359)	3,191,851
High Yield	1,900,828,058	75,816,143	(176,199,420)	(100,383,277)
Pennsylvania	97,770,066	3,782,345	(2,178,337)	1,604,008

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: August 26, 2010